Fair Value Of Financial Instruments (Gains (Losses) Due To Changes In Fair Value For Financial Instruments Measured At Fair Value Using The Fair Value Option) (Details)
In Billions, unless otherwise specified
	3 Months Ended			6 Months Ended						3 Months Ended			6 Months Ended						3 Months Ended							6 Months Ended				3 Months Ended			6 Months Ended			3 Months Ended				6 Months Ended				3 Months Ended						6 Months Ended						3 Months Ended					6 Months Ended					3 Months Ended						6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Private Equity [Member] USD ($)	Sep. 30, 2011 Private Equity [Member] JPY (¥)	Sep. 30, 2010 Private Equity [Member] JPY (¥)	Sep. 30, 2011 Private Equity [Member] Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Private Equity [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Private Equity [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Collateralized Agreements [Member] Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Collateralized Agreements [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Collateralized Agreements [Member] Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Collateralized Agreements [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Other Assets [Member] Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Other Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Other Assets [Member] Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Other Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Short-Term [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Short-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2010 Short-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2011 Short-Term [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Short-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2010 Short-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2011 Collateralized Financing [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Collateralized Financing [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2010 Collateralized Financing [Member] Trading Liabilities [Member] JPY (¥)	Sep. 30, 2011 Collateralized Financing [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Collateralized Financing [Member] Trading Liabilities [Member] JPY (¥)		Dec. 31, 2010 Collateralized Financing [Member] Trading Liabilities [Member] JPY (¥)	Sep. 30, 2011 Long-Term [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Long-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2010 Long-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2011 Long-Term [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Long-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2010 Long-Term [Member] Trading Liabilities [Member] JPY (¥)
Net gain (loss) on trading assets	$ 0.12	¥ 10.00	¥ 1.00				$ 0.10	¥ 7.00	¥ 2.00	$ 0.01	¥ 1.00	¥ (2.00)	$ 0.01	¥ 1.00	¥ (2.00)	$ (0.08)	¥ (6.00)	¥ 0	$ 0	¥ 0	¥ 0	$ 0.01	[1]	¥ 1.00	[1]	$ 0.06	[1]	¥ 4.00	[1]	$ 0.10	¥ 8.00	¥ 3.00	$ 0.11	¥ 8.00	¥ 4.00	$ 0	[2]	¥ 0	[2]	$ 0	[2]	¥ 0	[2]
Net gain (loss) on trading liabilities	$ 1.12	¥ 86.00	¥ (97.00)	$ 1.25	¥ 96.00	¥ (66.00)																																						$ 0	[3]	¥ 0	[3]	¥ (9.00)	[3]	$ 0.02	[3]	¥ 1.00	[3]	¥ (5.00)	[3]	$ 0	[1]	¥ 0	[1]	[1]	$ 0	[1]	¥ 0	[1]	[1]	$ 1.12	[3],[4]	¥ 86.00	[3],[4]	¥ (88.00)	[3],[4]	$ 1.23	[3],[4]	¥ 95.00	[3],[4]	¥ (61.00)	[3],[4]

[1]	Includes resale and repurchase agreements elected for the fair value option.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes structured notes elected for the fair value option.
[4]	Includes liabilities recognized from secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.